Summary of Significant Accounting Policies - Key Ranges of Inputs for Valuation Models Used to Calculate Fair Value of Warrant Securities and FPAs (Details)	Dec. 31, 2020	Oct. 31, 2020
Implied Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrant securities and FPAs	0.22
Measurement Input, Instrument Exercise price for One Class A ordinary Share
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrant securities and FPAs	11.50	11.50
Measurement Input, Expected Term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrant securities and FPAs	5 years 6 months	5 years 6 months
Minimum | Implied Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrant securities and FPAs		0.20
Minimum | Measurement Input, Risk-free Interest Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrant securities and FPAs	0.0010	0.0013
Maximum | Implied Volatility
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrant securities and FPAs		0.25
Maximum | Measurement Input, Risk-free Interest Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrant securities and FPAs	0.0043	0.0040